Provision for post-employment benefits - Pension Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Pension Costs [abstract]
Defined contribution plans	£ 157.8	£ 154.9	£ 146.7
Defined benefit plans charge to operating profit	13.9	14.8	14.2
Pension costs (note 5)	171.7	169.7	160.9
Net interest expense on pension plans (note 6)	2.9	3.5	3.6
Pension costs, Net	£ 174.6	£ 173.2	£ 164.5